SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 26, 2009
Number of options
Outstanding	4,878,097	7,356,249
Granted	280,000
Exercised	(2,172,103)	(1,635,252)
Forfeited	(68,005)	(751,425)
Expired	(21,650)	(91,475)
Outstanding	2,896,339	4,878,097
Weighted average exercise price per option
Outstanding	$ 1.40	$ 1.40	$ 3.30
Granted	$ 2.58
Exercised	$ 1.40	$ 1.40
Forfeited	$ 1.40	$ 1.40
Expired	$ 1.40	$ 1.40
Outstanding	$ 1.51	$ 1.40	$ 3.30
Weight average fair value at grant date
Outstanding	$ 1.01	$ 1.01
Granted	$ 0.05
Exercised	$ 1.21	$ 1.01
Forfeited	$ 1.12	$ 1.01
Expired	$ 1.27	$ 1.01
Outstanding	$ 0.77	$ 1.01